Document and Entity Information	Jan. 06, 2023
Cover [Abstract]
Entity Registrant Name	ICAD INC
Amendment Flag	true
Entity Central Index Key	0000749660
Document Type	8-K/A
Document Period End Date	Jan. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-09341
Entity Tax Identification Number	02-0377419
Entity Address, Address Line One	98 Spit Brook Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Nashua
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03062
City Area Code	(603)
Local Phone Number	882-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ICAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A is being filed as an amendment (this “Amendment No. 1”) to the Current Report on Form 8-K filed by iCAD, Inc. (the “Company”) with the Securities and Exchange Commission on January 12, 2023 (the “Original Report”). In the Original Report, the Company advised that it would provide the terms of its compensation arrangements with Ms. Brown when they were determined. This Amendment No. 1 is being filed to provide a description of the compensation arrangement contained within the Executive Chairman Agreement (the “Agreement”) entered into after the date of the Original Report between the Company and Ms. Brown. Except as set forth herein, this Amendment No. 1 does not amend, modify, or update the disclosure contained in the Original Report.